REPORTABLE SEGMENTS - Schedule of Assets and Liabilities by Reportable Segment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 11,522,716	$ 7,119,855
Total liabilities	8,350,397	4,925,503
Digital Assets
Segment Reporting Information [Line Items]
Total assets	8,442,765	3,723,814
Total liabilities	7,176,351	3,163,499
Data Centers
Segment Reporting Information [Line Items]
Total assets	1,414,863	199,694
Total liabilities	660,573	0
Treasury and Corporate
Segment Reporting Information [Line Items]
Total assets	1,665,088	3,196,347
Total liabilities	513,473	1,762,004
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Total assets	11,441,952	7,119,855	$ 3,594,280
Total liabilities	$ 8,325,825	4,925,503	1,883,109
Galaxy Digital Holdings, LP | Digital Assets
Segment Reporting Information [Line Items]
Total assets		3,723,814	1,978,031
Total liabilities		3,163,499	1,679,765
Galaxy Digital Holdings, LP | Data Centers
Segment Reporting Information [Line Items]
Total assets		199,694	114,529
Total liabilities		0	0
Galaxy Digital Holdings, LP | Treasury and Corporate
Segment Reporting Information [Line Items]
Total assets		3,196,347	1,501,720
Total liabilities		$ 1,762,004	$ 203,344